CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenue
Metal sales	$ 3,303.0	$ 3,472.0
Cost of sales
Production cost of sales	1,757.4	1,983.8
Depreciation, depletion and amortization	819.4	855.0
Impairment, net of reversals	21.5	139.6
Total cost of sales	2,598.3	2,978.4
Gross profit (loss)	704.7	493.6
Other operating expense	129.6	209.3
Exploration and business development	106.0	94.3
General and administrative	132.6	143.7
Operating earnings (loss)	336.5	46.3
Other income (expense) - net	188.1	22.5
Equity in losses of associate and joint ventures	(1.3)	(1.2)
Finance income	13.5	7.5
Finance expense	(117.8)	(134.6)
Earnings (loss) before tax	419.0	(59.5)
Income tax recovery (expense) - net	23.2	(49.6)
Net earnings (loss)	442.2	(109.1)
Net earnings (loss) attributable to:
Non-controlling interest	(3.2)	(5.1)
Common shareholders	$ 445.4	$ (104.0)
Earnings (loss) per share attributable to common shareholders
Basic	$ 0.36	$ (0.08)
Diluted	$ 0.35	$ (0.08)
Weighted average number of common shares outstanding
Basic	1,246,619	1,227,007
Diluted	1,257,045	1,227,007